STOCK OPTION RESERVE (Tables)	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of stock options

	Six Months Ended September 30,
	2024	2023
Balance, beginning of period	$23,841	$21,204
Share-based compensation expense	285	1,512
Balance, end of period	$24,126	$22,716

Schedule of changes in the number of stock options

	Six Months Ended September 30,
	2024	2023
Balance, beginning of period	90,281	98,171
Expired or forfeited	(25,167)	–
Balance, end of period	65,114	98,171
Exercisable, end of period	43,723	38,461

Schedule of weighted average exercise price and the remaining contractual life

	As of September 30,
	2024	2023
	PBI Amended and Restated 2021 Equity Incentive Plan
Weighted average exercise price	$205.18	210.60
Weighted average remaining contractual life (in years)	7.39	8.36